LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2014	2013
Entertainment production costs	$73,819	$72,853
Less: accumulated amortization	(34,646)	(26,416)

Entertainment production costs, net	39,173	46,437
Advance payments for construction costs	107,563	161,633
Deposits for acquisition of property and equipment	47,158	15,694
Input value-added tax, net	43,841	—
Other deposits and other long-term prepayments	39,708	35,747
Long-term receivables, net	10,115	6,250
Prepayment of deferred financing costs	—	79,906

Long-term prepayments, deposits and other assets	$287,558	$345,667